John Hancock
Emerging Markets Equity Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 92.4%		$1,577,289,366
(Cost $1,372,096,462)
Brazil 5.7%		97,927,837
Banco BTG Pactual SA	2,035,400	14,638,954
Localiza Rent a Car SA	1,160,600	16,498,130
Suzano SA	1,464,200	14,884,292
WEG SA	2,366,900	19,981,316
XP, Inc., Class A (A)	1,181,975	31,925,145
China 30.0%		512,394,518
Alibaba Group Holding, Ltd. (A)	5,121,620	65,451,159
Baidu, Inc., Class A (A)	1,183,950	23,147,154
Centre Testing International Group Company, Ltd., Class A	4,247,808	11,955,815
China Tourism Group Duty Free Corp., Ltd., Class A	482,278	8,524,952
China Tourism Group Duty Free Corp., Ltd., H Shares (B)	251,800	4,044,965
Glodon Company, Ltd., Class A	4,547,404	20,585,457
JD Health International, Inc. (A)(B)	1,586,650	11,598,885
JD.com, Inc., Class A	725,312	15,016,561
Kingdee International Software Group Company, Ltd. (A)	15,373,000	26,965,232
Kweichow Moutai Company, Ltd., Class A	70,476	18,602,542
Lenovo Group, Ltd.	30,358,000	34,947,801
Li Ning Company, Ltd.	2,492,000	15,192,310
Meituan, Class B (A)(B)	1,839,090	35,108,448
NARI Technology Company, Ltd., Class A	7,721,180	26,297,266
Ping An Insurance Group Company of China, Ltd., Class A	4,070,819	30,079,220
Sungrow Power Supply Company, Ltd., Class A	1,028,646	16,075,496
Tencent Holdings, Ltd.	1,425,900	65,536,007
Trip.com Group, Ltd. (A)	534,200	21,818,239
Trip.com Group, Ltd., ADR (A)	133,917	5,495,954
WuXi Biologics Cayman, Inc. (A)(B)	3,617,500	20,875,868
Xinyi Solar Holdings, Ltd.	16,530,103	17,949,150
Yum China Holdings, Inc.	278,109	17,126,037
Hong Kong 6.9%		116,931,251
AIA Group, Ltd.	5,055,600	50,579,972
China Resources Beer Holdings Company, Ltd.	2,816,000	18,143,132
Hong Kong Exchanges & Clearing, Ltd.	630,100	26,566,293
Techtronic Industries Company, Ltd.	1,905,000	21,641,854
India 16.5%		282,213,884
Apollo Hospitals Enterprise, Ltd.	276,427	17,440,261
Britannia Industries, Ltd.	172,520	10,090,012
Godrej Consumer Products, Ltd. (A)	820,028	10,366,304
HDFC Bank, Ltd.	2,559,724	51,351,904
Hindustan Unilever, Ltd.	778,545	24,240,795
ICICI Bank, Ltd.	2,465,653	30,010,956
Infosys, Ltd.	1,097,183	18,147,558
Jio Financial Services, Ltd. (A)(C)	1,996,001	6,136,128
Kotak Mahindra Bank, Ltd.	624,962	14,126,254
MakeMyTrip, Ltd. (A)	302,683	8,708,190
PB Fintech, Ltd. (A)	1,123,786	9,967,030
Reliance Industries, Ltd.	1,996,001	61,882,829
Tata Consumer Products, Ltd.	1,889,574	19,745,663
Indonesia 2.8%		48,162,166
Bank Mandiri Persero Tbk PT	51,824,800	19,700,963
2	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	34,495,300	$20,307,482
Sumber Alfaria Trijaya Tbk PT	45,536,700	8,153,721
Mexico 4.1%		69,499,962
Fomento Economico Mexicano SAB de CV	1,534,500	17,385,807
Grupo Financiero Banorte SAB de CV, Series O	3,683,700	34,929,704
Wal-Mart de Mexico SAB de CV	4,125,500	17,184,451
Netherlands 1.5%		26,137,211
Prosus NV (A)	330,400	26,137,211
Peru 1.4%		23,669,320
Credicorp, Ltd.	150,712	23,669,320
Philippines 0.5%		8,622,441
Universal Robina Corp.	3,855,640	8,622,441
Poland 0.8%		13,801,405
Dino Polska SA (A)(B)	123,935	13,801,405
Russia 0.0%		188,739
Sberbank of Russia PJSC, ADR (A)(C)	558,398	188,739
Saudi Arabia 1.2%		19,652,353
Saudi Tadawul Group Holding Company	366,154	19,652,353
Singapore 0.5%		9,042,064
Sea, Ltd., ADR (A)	135,930	9,042,064
South Korea 4.8%		81,000,632
LG Chem, Ltd.	69,483	35,346,426
SK Hynix, Inc.	471,415	45,654,206
Taiwan 10.5%		179,886,012
Airtac International Group	404,681	12,036,368
ASE Technology Holding Company, Ltd.	6,935,000	25,382,670
eMemory Technology, Inc.	419,000	24,829,264
MediaTek, Inc.	1,199,000	26,383,898
Taiwan Semiconductor Manufacturing Company, Ltd.	4,473,000	80,771,663
Yageo Corp.	715,000	10,482,149
United Arab Emirates 0.5%		8,747,053
Americana Restaurants International PLC	8,554,182	8,747,053
United Kingdom 3.1%		52,041,694
Anglo American PLC	1,692,313	52,041,694
Uruguay 1.6%		27,370,824
Globant SA (A)	44,079	7,701,924

MercadoLibre, Inc. (A)	15,887	19,668,900
Preferred securities 6.6%		$111,978,867
(Cost $77,449,475)
Brazil 1.7%		27,877,781
Itau Unibanco Holding SA	4,602,900	27,877,781
South Korea 4.9%		84,101,086
Samsung Electronics Company, Ltd.	1,867,221	84,101,086

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS EQUITY FUND	3

	Yield (%)	Shares	Value
Short-term investments 1.3%			$22,021,488
(Cost $22,021,488)
Short-term funds 1.3%			22,021,488
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.0300(D)	22,021,488	22,021,488

Total investments (Cost $1,471,567,425) 100.3%	$1,711,289,721
Other assets and liabilities, net (0.3%)	(4,300,853)
Total net assets 100.0%	$1,706,988,868

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 7-31-23.
The fund had the following sector composition as a percentage of net assets on 7-31-23:
Information technology	24.8%
Financials	24.3%
Consumer discretionary	14.7%
Consumer staples	10.4%
Industrials	7.2%
Materials	6.1%
Communication services	5.7%
Energy	3.6%
Health care	2.2%
Short-term investments and other	1.0%
TOTAL	100.0%
4	JOHN HANCOCK EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$97,927,837	$97,927,837	—	—
China	512,394,518	5,495,954	$506,898,564	—
Hong Kong	116,931,251	—	116,931,251	—
India	282,213,884	8,708,190	267,369,566	$6,136,128
Indonesia	48,162,166	—	48,162,166	—
Mexico	69,499,962	69,499,962	—	—
Netherlands	26,137,211	—	26,137,211	—
Peru	23,669,320	23,669,320	—	—
Philippines	8,622,441	—	8,622,441	—
Poland	13,801,405	—	13,801,405	—
Russia	188,739	—	—	188,739
Saudi Arabia	19,652,353	—	19,652,353	—
Singapore	9,042,064	9,042,064	—	—
South Korea	81,000,632	—	81,000,632	—
Taiwan	179,886,012	—	179,886,012	—
United Arab Emirates	8,747,053	—	8,747,053	—
United Kingdom	52,041,694	—	52,041,694	—
Uruguay	27,370,824	27,370,824	—	—
|	5

	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Brazil	$27,877,781	$27,877,781	—	—
South Korea	84,101,086	—	$84,101,086	—
Short-term investments	22,021,488	22,021,488	—	—
Total investments in securities	$1,711,289,721	$291,613,420	$1,413,351,434	$6,324,867
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
6	|